Corporation information	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Corporation information

1.	Corporation information

Core AI Holdings, Inc. (formerly Siyata Mobile Inc.) (the “Company”) was incorporated under the laws of British Columbia. On October 3, 2025, the Company completed a merger (the “Merger”) with Core Gaming, Inc. (“Core Gaming”), a developer of AI-driven gaming technologies. Upon completion of the Merger, Core Gaming became a wholly-owned subsidiary of the Company. Newbyera Technology Limited (“Newbyera”), a developer of cloud-based gaming platforms, is the sole operating subsidiary of Core Gaming. In connection with the Merger, the Company changed its name to Core AI Holdings, Inc